Note 3 - Revenue Information (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of disaggregation of revenue from contracts with customers [text block]
	Year ended December 31,
	2021	2022	2023
Advertising	$123,910	$187,434	$230,980
Search	121,961	140,162	162,168
Technology licensing and other revenue	5,119	3,441	3,679
Total revenue	$250,991	$331,037	$396,827
	Year ended December 31,
	2021	2022	2023
United States	$144,570	$172,288	$203,056
Singapore	24,440	28,876	41,181
Russia	16,156	20,288	34,976
Other locations	65,824	109,584	117,614
Total revenue	$250,991	$331,037	$396,827
	Year ended December 31,
	2021	2022	2023
Customer group 1	$128,650	$148,481	$168,428
Customer group 2	$18,494	$29,418	$34,976

Disclosure of transaction price allocated to remaining performance obligations [text block]
	As of December 31,
	2022	2023
Aggregate amount of transaction prices allocated to unsatisfied long-term contracts	$-	$21,613